Investor A Institutional and Class R [Member] Investment Objectives and Goals - Investor A Institutional and Class R [Member] - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Advantage Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Advantage Small Cap Growth Fund (“Advantage Small Cap Growth”or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital growth.